Defined Benefit Obligation and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of components of defined benefit obligations and other long-term liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2024	2023
Defined benefit obligation (Note 32)	146	155
Retail power contract liability	45	83
Other	11	13
Total	202	251